S-K 1602(c) Dilution	Oct. 16, 2025 USD ($) $ / shares shares
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ 0.00
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.46
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (94,380)
Net Tangible Book Value Adjusted | $	$ 151,721,045
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	20,350,000
No Over-Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering and The Sale of Private Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 151,930,000
No Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,594
No Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(221,169)
No Over-Allotment [Member] | No Redemption [Member] | Amounts Paid For Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,750,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(750,000)
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	15,000,000
No Over-Allotment [Member] | No Redemption [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	350,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ 0.00
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.32
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (94,380)
Net Tangible Book Value Adjusted | $	$ 1,721,045
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,350,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of Private Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 151,930,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,594
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(221,169)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Amounts Paid For Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (150,000,000)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,750,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(750,000)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	15,000,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	350,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(15,000,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ 0.00
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.88
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (94,380)
Net Tangible Book Value Adjusted | $	$ 114,221,045
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	16,600,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of Private Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 151,930,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,594
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(221,169)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Amounts Paid For Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (37,500,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,750,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(750,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	15,000,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	350,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(3,750,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ 0.00
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.97
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (94,380)
Net Tangible Book Value Adjusted | $	$ 76,721,045
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	12,850,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of Private Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 151,930,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,594
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(221,169)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Amounts Paid For Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (75,000,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,750,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(750,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	15,000,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	350,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(7,500,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ 0.00
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.31
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (94,380)
Net Tangible Book Value Adjusted | $	$ 39,221,045
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	9,100,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of Private Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 151,930,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,594
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(221,169)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Amounts Paid For Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (112,500,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,750,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(750,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	15,000,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	350,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(11,250,000)
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ 0.00
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.47
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (94,380)
Net Tangible Book Value Adjusted | $	$ 174,329,714
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	23,350,000
Full Over-Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering and The Sale of Private Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 174,317,500
Full Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,594
Full Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | No Redemption [Member] | Amounts Paid For Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,750,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,250,000
Full Over-Allotment [Member] | No Redemption [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	350,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ 0.00
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.30
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (94,380)
Net Tangible Book Value Adjusted | $	$ 1,829,714
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,100,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of Private Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 174,317,500
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,594
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Amounts Paid For Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (172,500,000)
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,750,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,250,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	350,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(17,250,000)
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ 0.00
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.89
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (94,380)
Net Tangible Book Value Adjusted | $	$ 131,204,714
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	19,037,500
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of Private Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 174,317,500
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,594
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Amounts Paid For Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (43,125,000)
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,750,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,250,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	350,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(4,312,500)
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ 0.00
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.98
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (94,380)
Net Tangible Book Value Adjusted | $	$ 88,079,714
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	14,725,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of Private Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 174,317,500
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,594
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Amounts Paid For Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (86,250,000)
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,750,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,250,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	350,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(8,625,000)
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ 0.00
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.32
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (94,380)
Net Tangible Book Value Adjusted | $	$ 44,954,714
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,412,500
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering and The Sale of Private Shares [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 174,317,500
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,594
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Amounts Paid For Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (129,375,000)
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,750,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,250,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	350,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(12,937,500)